Consolidated Statements of Changes in Shareholders' Equity - Parenthetical $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Issuance costs	$ 28,900
Purchase of common shares by the ESOP (14,940,652 shares) (in shares) | shares	14,940,652
Shareholders’ equity	$ 3,428,052
Deferred income tax expense (benefit)	(20,800)
Retained Earnings
Shareholders’ equity	1,665,607
Additional Paid in Capital
Shareholders’ equity	$ 1,854,068